Financial Debt - Recoverable cash and cash advances received (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of recoverable cash advances
Contractual advances	€ 7,627,000
Advances received	7,627,000	€ 7,627,000
Fixed reimbursements	1,814,000
Variable reimbursements	63,000
Sleep apnea device
Disclosure of recoverable cash advances
Contractual advances	1,600,000
Advances received	1,600,000
Fixed reimbursements	588,000
Variable reimbursements	8,000
Variable reimbursement paid.	1,000	€ 7,000
First articles
Disclosure of recoverable cash advances
Contractual advances	2,160,000
Advances received	2,160,000
Fixed reimbursements	628,000
Variable reimbursements	24,000
Clinical trial
Disclosure of recoverable cash advances
Contractual advances	2,400,000
Advances received	2,400,000
Fixed reimbursements	510,000
Variable reimbursements	13,000
Activation chip improvements
Disclosure of recoverable cash advances
Contractual advances	1,467,000
Advances received	1,467,000
Fixed reimbursements	88,000
Variable reimbursements	€ 18,000